Financial Instruments - Effects of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives (Level 3) (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) Index	Dec. 31, 2018 GBP (£) Index
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ (3,161)	£ (7,655)
Fair value	13,449	24,178
Equity and Credit Contracts [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 52	£ 54
Assumption description	HPI Forward growth rate HPI Spot rate	HPI Forward growth rate HPI Spot rate
Shift	1.00%	1.00%
Favourable changes	£ 8	£ 8
Unfavourable changes	£ (8)	£ (8)
Equity and Credit Contracts [member] | Reversionary property derivatives [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Shift	10.00%	10.00%
Favourable changes	£ 7	£ 7
Unfavourable changes	£ (7)	£ (7)
HPI spot rate index level | Index	802	783
Equity Contracts [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ (26)	£ (35)
Assumption description	HPI Forward growth rate HPI Spot rate	HPI Forward growth rate HPI Spot rate
Shift	1.00%	1.00%
Favourable changes	£ 2	£ 2
Unfavourable changes	£ (2)	£ (2)
Equity Contracts [Member] | Property Related Options and Forwards [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Shift	10.00%	10.00%
Favourable changes	£ 3	£ 3
Unfavourable changes	£ (3)	£ (4)
HPI spot rate index level | Index	758	722
Bottom of Range [member] | Equity and Credit Contracts [member] | Reversionary property derivatives [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.00%	0.00%
Bottom of Range [member] | Equity Contracts [Member] | Property Related Options and Forwards [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.00%	0.00%
Top of Range [member] | Equity and Credit Contracts [member] | Reversionary property derivatives [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	5.00%	5.00%
Top of Range [member] | Equity Contracts [Member] | Property Related Options and Forwards [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	5.00%	5.00%
Weighted average [member] | Equity and Credit Contracts [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	2.57%	2.68%
Weighted average [member] | Equity Contracts [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	2.44%	2.59%
Fair Value Through P&L [Member] | Debt Securities [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 120	£ 142
Assumption description	HPI Forward growth rate HPI Spot rate	HPI Forward growth rate HPI Spot rate
Shift	1.00%	1.00%
Favourable changes	£ 0	£ 6
Unfavourable changes	£ 0	£ (6)
Fair Value Through P&L [Member] | Debt Securities [member] | Reversionary property securities [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Shift	10.00%	10.00%
Favourable changes	£ 6	£ 10
Unfavourable changes	£ (6)	£ (10)
HPI spot rate index level | Index	802	783
Fair Value Through P&L [Member] | Loans and Advances to Customers [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption description	Credit spreads
Fair Value Through P&L [Member] | Loans and Advances to Customers [member] | Roll-up Mortgage Portfolio [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 51	£ 53
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 2	£ 2
Unfavourable changes	(2)	(2)
Fair Value Through P&L [Member] | Loans and Advances to Customers [member] | Other Loans [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 41	£ 29
Assumption description		Credit spreads
Shift	20.00%	20.00%
Favourable changes	£ 0
Unfavourable changes	£ 0
Fair Value Through P&L [Member] | Bottom of Range [member] | Debt Securities [member] | Reversionary property securities [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.00%	0.00%
Fair Value Through P&L [Member] | Bottom of Range [member] | Loans and Advances to Customers [member] | Roll-up Mortgage Portfolio [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.00%	0.00%
Fair Value Through P&L [Member] | Bottom of Range [member] | Loans and Advances to Customers [member] | Other Loans [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.00%	0.00%
Fair Value Through P&L [Member] | Top of Range [member] | Debt Securities [member] | Reversionary property securities [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	5.00%	5.00%
Fair Value Through P&L [Member] | Top of Range [member] | Loans and Advances to Customers [member] | Roll-up Mortgage Portfolio [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	5.00%	5.00%
Fair Value Through P&L [Member] | Top of Range [member] | Loans and Advances to Customers [member] | Other Loans [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	1.00%	1.00%
Fair Value Through P&L [Member] | Weighted average [member] | Debt Securities [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	2.57%	2.68%
Fair Value Through P&L [Member] | Weighted average [member] | Loans and Advances to Customers [member] | Roll-up Mortgage Portfolio [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	2.69%	2.77%
Fair Value Through P&L [Member] | Weighted average [member] | Loans and Advances to Customers [member] | Other Loans [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.35%	0.52%
Financial assets at fair value through other comprehensive income [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 9,747	£ 13,302
Financial assets at fair value through other comprehensive income [member] | Loans and Advances to Customers [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	56	73
Financial assets at fair value through other comprehensive income [member] | Loans and Advances to Customers [member] | Other Loans [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 56	£ 73
Assumption description	Credit spreads	Credit spreads
Shift	20.00%	20.00%
Favourable changes	£ 0
Unfavourable changes	£ 0
Financial assets at fair value through other comprehensive income [member] | Bottom of Range [member] | Loans and Advances to Customers [member] | Other Loans [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.00%	0.00%
Financial assets at fair value through other comprehensive income [member] | Top of Range [member] | Loans and Advances to Customers [member] | Other Loans [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	1.00%	2.00%
Financial assets at fair value through other comprehensive income [member] | Weighted average [member] | Loans and Advances to Customers [member] | Other Loans [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.51%	0.80%